Provisions and other non-financial liabilities (Details 2) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Provisions and other non-financial liabilities [Line Items]
Minimum lease payments payable under non-cancellable operating lease	$ 76,643	$ 35,643
Not later than one year [member]
Disclosure of Provisions and other non-financial liabilities [Line Items]
Minimum lease payments payable under non-cancellable operating lease	5,474	2,546
Later than one year and not later than three years [member]
Disclosure of Provisions and other non-financial liabilities [Line Items]
Minimum lease payments payable under non-cancellable operating lease	10,949	5,092
Later than three years and not later than five years [member]
Disclosure of Provisions and other non-financial liabilities [Line Items]
Minimum lease payments payable under non-cancellable operating lease	10,949	5,092
Later than five years [member]
Disclosure of Provisions and other non-financial liabilities [Line Items]
Minimum lease payments payable under non-cancellable operating lease	$ 49,271	$ 22,913